NOTE 9 - INCOME TAX PROVISION - Deferred Income Tax Assets and Liabilities (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Deferred Tax asset	$ 3,265,805
Valuation allowance	(3,265,805)
Net deferred tax assets